Borrowed Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowed Funds [Line Items]
Interest rate, range from	0.16%
Interest rate, range to	5.47%
Amount of available, unused funds	$ 143,885,000
Reverse Repurchase Agreement	5,000,000	5,000,000
Fair value of securities received as collateral that can be resold or repledged	$ 7,443,951	$ 6,530,592
Repurchase agreements, maturities	September 26, 2017
Reverse repurchase agreement interest rate	3.81%